UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2023
Date of reporting period: June 30, 2023

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Clipper Fund
June 30, 2023
SEMI-ANNUAL REPORT

CLIPPER FUNDSM

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Clipper Fund (the “Fund”) prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-432-2504, (ii) on the Fund’s website at www.clipperfund.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-432-2504, (ii) on the Fund’s website at www.clipperfund.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-432-2504, on the Fund’s website at www.clipperfund.com, and on the SEC’s website at www.sec.gov. A list of the Fund’s quarter-end holdings is also available at www.clipperfund.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

CLIPPER FUNDSM
Shareholder Letter
Dear Fellow Shareholder,
As stewards of our customers’ savings, the management team and Trustees of Clipper Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.
In addition, we produce a Manager Commentary for the Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at www.clipperfund.com, or by calling 1-800-432-2504. Alternatively, the direct link is https://clipperfund.com/document/read/commentary/
We value the trust you have placed in us and look forward to continuing our investment journey together.
Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager
August 4, 2023

CLIPPER FUNDSM
Management’s Discussion of Fund Performance
Performance Overview
Clipper Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2023 (the “period”). The Fund delivered a total return of 16.39%, versus a 16.89% return for the S&P 500®.
Index Overview
S&P 500®
•Strongest performing sectors1
-Information Technology (+43%), Communication Services (+36%), and Consumer Discretionary (+33%)
•Weakest performing sectors
-Utilities (-6%), Energy (-6%), and Health Care (-1%)
Detractors2 from Performance
•Significantly overweight in Financials sector - (average weighting 53% vs 12%)
-U.S. Bancorp3 (-22%) - largest individual detractor
-Bank of America (-12%), DBS Group Holdings (-4%), AIA Group (-8%), and Bank of New York Mellon (-1%)
•Information Technology - underperformed the Index sector (+39% vs +43%) and underweight (average weighting 7% vs 27%)
•Consumer Discretionary - underperformed the Index sector (+25% vs +33%) and underweight (average weighting 8% vs 10%)
-JD.com (-38%)
•Health Care - underperformed the Index sector (-11% vs -1%)
-Cigna Group (-15%), Viatris (-8%), and Quest Diagnostics (-9%)
•Individual holding from Industrials
-DiDi Global (-6%)
Contributors to Performance
•Communication Services - significantly outperformed the Index sector (+79% vs +36%) and overweight (average weighting 17% vs 8%)
-Meta Platforms (+138%) and Alphabet (+36%) - two largest individual contributors
•Financials - outperformed the Index sector (+4% vs -1%)
-Berkshire Hathaway (+10%), Capital One Financial (+19%), Wells Fargo (+5%), and Danske Bank (+23%)
•Industrials - outperformed the Index sector (+33% vs +10%) and underweight (average weighting 3% vs 8%)
-Owens Corning (+55%)
•No exposure in Utilities, Energy, Consumer Staples, and underweight in Health Care (average weighting 9% vs 14%)
•Individual holdings from Information Technology and Consumer Discretionary
-Applied Materials (+49%) and Intel (+29%)
-Amazon (+55%)

Clipper Fund’s investment objective is to seek long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Clipper Fund’s principal risks are: stock market risk, common stock risk, financial services risk, focused portfolio risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Clipper Fund focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2023, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

CLIPPER FUNDSM
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Clipper Fund versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2013

$40,000
$30,000
$20,000
$10,000
$0
S&P 500®
Clipper Fund
S&P 500®
$33,532
Clipper Fund
$24,836
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23

Average Annual Total Return for periods ended June 30, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (02/29/84)	Gross Expense Ratio	Net Expense Ratio
Clipper Fund	18.27%	6.18%	9.52%	11.03%	0.71%	0.71%
S&P 500® Index	19.59%	12.30%	12.86%	11.42%
The Standard & Poor’s 500®Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Clipper Fund Investor Services at 1-800-432-2504 or visit the Fund’s website at www.clipperfund.com.
Davis Selected Advisers, L.P. began serving as investment adviser to Clipper Fund on January 1, 2006. A different investment adviser managed the Fund through December 31, 2005.

CLIPPER FUNDSM
Fund Overview
June 30, 2023 (Unaudited)

Portfolio Composition (% of Fund’s 06/30/23 Net Assets)
Common Stock (U.S.)	84.20%
Common Stock (Foreign)	14.28%
Short-Term Investments	1.48%
Other Assets & Liabilities	0.04%
100.00%

Industry Weightings (% of 06/30/23 Stock Holdings)
	Fund	S&P 500®
Financial Services	22.95%	7.36%
Banks	19.53%	2.99%
Media & Entertainment	18.49%	7.45%
Insurance	9.30%	2.06%
Consumer Discretionary Distribution & Retail	8.88%	5.46%
Health Care	8.01%	13.43%
Information Technology	7.73%	28.26%
Materials	2.39%	2.50%
Capital Goods	2.01%	5.65%
Transportation	0.71%	1.61%
Energy	–	4.11%
Food, Beverage & Tobacco	–	3.35%
Utilities	–	2.58%
Real Estate	–	2.49%
Other	–	10.70%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 06/30/23 Net Assets)
Meta Platforms, Inc., Class A	Media & Entertainment	11.61%
Berkshire Hathaway Inc., Class A	Financial Services	11.28%
Wells Fargo & Co.	Banks	7.75%
Alphabet Inc., Class A	Media & Entertainment	6.56%
Capital One Financial Corp.	Consumer Finance	6.30%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	6.12%
Markel Group Inc.	Property & Casualty Insurance	6.10%
Bank of New York Mellon Corp.	Capital Markets	5.02%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	4.10%
Cigna Group	Health Care Equipment & Services	3.55%

CLIPPER FUNDSM
Expense Example (Unaudited)
As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which is for the six-month period ended June 30, 2023.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $10, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $10, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During Period* (01/01/23-06/30/23)

Actual	$1,000.00	$1,163.94	$3.81
Hypothetical	$1,000.00	$1,021.27	$3.56
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to the Fund’s annualized operating expense ratio (0.71%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

CLIPPER FUNDSM
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.48%)
COMMUNICATION SERVICES – (18.21%)
Media & Entertainment – (18.21%)
Alphabet Inc., Class A *	537,520	$64,341,144
ASAC II L.P. *(a)(b)(c)	407,313	412,323
Meta Platforms, Inc., Class A *	397,220	113,994,195
Total Communication Services		178,747,662
CONSUMER DISCRETIONARY – (8.74%)
Consumer Discretionary Distribution & Retail – (8.74%)
Amazon.com, Inc. *	460,950	60,089,442
JD.com, Inc., Class A, ADR (China)	249,300	8,508,609
Naspers Ltd. - N (South Africa)	95,310	17,218,810
Total Consumer Discretionary		85,816,861
FINANCIALS – (50.99%)
Banks – (19.24%)
Bank of America Corp.	446,720	12,816,397
Danske Bank A/S (Denmark)	705,250	17,177,349
DBS Group Holdings Ltd. (Singapore)	1,126,500	26,306,893
JPMorgan Chase & Co.	174,902	25,437,747
U.S. Bancorp	939,710	31,048,018
Wells Fargo & Co.	1,782,012	76,056,272
		188,842,676
Financial Services – (22.60%)
Capital Markets – (5.02%)
Bank of New York Mellon Corp.	1,106,713	49,270,863
Consumer Finance – (6.30%)
Capital One Financial Corp.	565,313	61,828,283
Financial Services – (11.28%)
Berkshire Hathaway Inc., Class A *	214	110,811,340
		221,910,486
Insurance – (9.15%)
Life & Health Insurance – (3.05%)
AIA Group Ltd. (Hong Kong)	861,070	8,745,454
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	21,246,068
		29,991,522
Property & Casualty Insurance – (6.10%)
Markel Group Inc. *	43,277	59,859,881
		89,851,403
Total Financials		500,604,565
HEALTH CARE – (7.89%)
Health Care Equipment & Services – (4.81%)
Cigna Group	124,080	34,816,848
Quest Diagnostics Inc.	88,260	12,405,826
		47,222,674
Pharmaceuticals, Biotechnology & Life Sciences – (3.08%)
Viatris Inc.	3,029,340	30,232,813
Total Health Care		77,455,487
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.68%)
Capital Goods – (1.98%)
Owens Corning	149,120	$19,460,160
Transportation – (0.70%)
DiDi Global Inc., Class A, ADS (China) *	2,294,292	6,882,876
Total Industrials		26,343,036
INFORMATION TECHNOLOGY – (7.61%)
Semiconductors & Semiconductor Equipment – (6.49%)
Applied Materials, Inc.	278,450	40,247,163
Intel Corp.	701,470	23,457,157
		63,704,320
Technology Hardware & Equipment – (1.12%)
Samsung Electronics Co., Ltd. (South Korea)	200,230	11,025,311
Total Information Technology		74,729,631
MATERIALS – (2.36%)
Teck Resources Ltd., Class B (Canada)	549,270	23,124,267
Total Materials		23,124,267
TOTAL COMMON STOCK – (Identified cost $609,575,021)		966,821,509

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.48%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (d)	$7,795,000	$7,795,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.05%, 07/03/23 (e)	6,671,000	6,671,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,466,000)		14,466,000
Total Investments – (99.96%) – (Identified cost $624,041,021)		981,287,509
Other Assets Less Liabilities – (0.04%)		427,887
Net Assets – (100.00%)		$981,715,396

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 06/30/23, repurchase value of $7,798,280 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.57%- 5.50%, 08/01/30-02/01/53, total market value $7,950,900).
(e)
Dated 06/30/23, repurchase value of $6,673,807 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-10.00%, 07/15/23-04/20/73, total market value
$6,804,420).

See Notes to Financial Statements

CLIPPER FUNDSM
Statement of Assets and Liabilities
At June 30, 2023 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$981,287,509
Cash	44,975
Receivables:
Capital stock sold	36,048
Dividends and interest	1,102,697
Prepaid expenses	5,191
Total assets	982,476,420

LIABILITIES:
Payables:
Capital stock redeemed	34,123
Accrued custodian fees	97,300
Accrued investment advisory fees	454,412
Accrued transfer agent fees	109,598
Other accrued expenses	65,591
Total liabilities	761,024

NET ASSETS	$981,715,396

SHARES OUTSTANDING	8,289,243

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$118.43

NET ASSETS CONSIST OF:
Paid-in capital	$612,850,550

Distributable earnings	368,864,846
Net Assets	$981,715,396

*Including:
Cost of investments	$624,041,021
See Notes to Financial Statements

CLIPPER FUNDSM
Statement of Operations
For the six months ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$8,272,507
Interest		381,377
Total income		8,653,884

Expenses:
Investment advisory fees (Note 3)	$2,541,707
Custodian fees	106,223
Transfer agent fees	413,468
Audit fees	28,886
Legal fees	13,477
Reports to shareholders	19,902
Trustees' fees and expenses	115,067
Registration and filing fees	21,004
Miscellaneous	34,303
Total expenses		3,294,037
Net investment income		5,359,847

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		30,914,023
Foreign currency transactions		(13,533)
Net realized gain		30,900,490
Net increase in unrealized appreciation		105,212,275
Net realized and unrealized gain on investments and foreign currency transactions		136,112,765
Net increase in net assets resulting from operations		$141,472,612

*Net of foreign taxes withheld of		$136,286
See Notes to Financial Statements

CLIPPER FUNDSM
Statements of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022

OPERATIONS:
Net investment income	$5,359,847	$9,420,367
Net realized gain from investments and foreign currency transactions	30,900,490	20,799,051
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	105,212,275	(250,829,309)
Net increase (decrease) in net assets resulting from operations	141,472,612	(220,609,891)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(29,156,507)	(50,193,683)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(10,607,352)	(38,311,521)

Total increase (decrease) in net assets	101,708,753	(309,115,095)

NET ASSETS:
Beginning of period	880,006,643	1,189,121,738
End of period	$981,715,396	$880,006,643
See Notes to Financial Statements

CLIPPER FUNDSM
Notes to Financial Statements
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Clipper Funds Trust, a Delaware statutory trust (“Trust”), on behalf of Clipper Fund (“Fund”), a series of the Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term capital growth and capital preservation. Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase) that are trading at prices below the Adviser’s estimate of their intrinsic values. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation  - The Fund's Board of Trustees has designated the Adviser as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$178,335,339	$–	$412,323	$178,747,662
Consumer Discretionary	68,598,051	17,218,810	–	85,816,861
Financials	427,128,801	73,475,764	–	500,604,565
Health Care	77,455,487	–	–	77,455,487
Industrials	26,343,036	–	–	26,343,036
Information Technology	63,704,320	11,025,311	–	74,729,631
Materials	23,124,267	–	–	23,124,267
Short-Term Investments	–	14,466,000	–	14,466,000
Total Investments	$864,689,301	$116,185,885	$412,323	$981,287,509

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2023 was $15,967. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2023
Investments in Securities:
Common Stock	$396,356	$–	$–	$15,967	$–	$–	$–	$412,323
Total Level 3	$396,356	$–	$–	$15,967	$–	$–	$–	$412,323
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$412,323	Discounted Cash Flow	Annualized Yield	5.528%	Decrease
Total Level 3	$412,323
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - (Continued)
exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.
Federal Income Taxes  - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2023, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2019.
At June 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$628,102,894

Unrealized appreciation	422,220,421
Unrealized depreciation	(69,035,806)
Net unrealized appreciation	$353,184,615
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, Trustee deferred compensation, corporate actions, equalization, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Trustees Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Trustees’ account is based upon years of service and fees paid to each Trustee during the years of service. The amount paid to the Trustee by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were $4,837,079 and $48,546,635, respectively.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Trustees) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets greater than $10 billion. Advisory fees paid during the six months ended June 30, 2023 approximated 0.55% of average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended June 30, 2023 amounted to $28,573. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian.

CLIPPER FUNDSM
Notes to Financial Statements - (Continued)
June 30, 2023 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2023, there were unlimited shares of capital stock (no par value) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2023 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	32,772	239,618	(373,351)	(100,961)
Value:	$3,671,437	$28,025,765	$(42,304,554)	$(10,607,352)

	Year ended December 31, 2022
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	139,776	453,529	(922,067)	(328,762)
Value:	$16,236,662	$48,341,052	$(102,889,235)	$(38,311,521)
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2023, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $412,323 or 0.04% of the Fund’s net assets as of June 30, 2023. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2023

ASAC II L.P.	10/10/13	407,313	$1.0000	$1.0123

CLIPPER FUNDSM
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$104.89	$136.38	$131.69	$122.75	$96.09	$120.46

Income (Loss) from Investment Operations:
Net Investment Income[a]	0.65	1.10	0.49	0.52	0.67	0.92
Net Realized and Unrealized Gains (Losses)	16.50	(26.64)	23.01	11.65	27.79	(15.56)
Total from Investment Operations	17.15	(25.54)	23.50	12.17	28.46	(14.64)

Dividends and Distributions:
Dividends from Net Investment Income	(0.61)	(1.25)	(0.49)	(0.98)	(1.10)	(0.88)
Distributions from Realized Gains	(3.00)	(4.70)	(18.32)	(2.25)	(0.70)	(8.85)
Total Dividends and Distributions	(3.61)	(5.95)	(18.81)	(3.23)	(1.80)	(9.73)

Net Asset Value, End of Period	$118.43	$104.89	$136.38	$131.69	$122.75	$96.09

Total Return[b]	16.39%	(18.75)%	17.78%	9.96%	29.63%	(12.92)%

Ratios/Supplemental Data:
Net Assets, End of Period (in millions)	$982	$880	$1,189	$1,093	$1,123	$940
Ratio of Expenses to Average Net Assets:
Gross	0.71% [c]	0.71%	0.71%	0.71%	0.71%	0.71%
Net[d]	0.71% [c]	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of Net Investment Income to Average
Net Assets	1.16% [c]	0.95%	0.33%	0.45%	0.59%	0.77%
Portfolio Turnover Rate[e]	1%	9%	25%	10%	7%	24%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

CLIPPER FUNDSM
Trustee Approval of Advisory Agreement (Unaudited)

Process of Annual Review
The Board of Trustees of Clipper Funds Trust oversees the management of the Clipper Fund and, as required by law, determines annually whether to approve the continuance of the Clipper Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreement”).
With the assistance of counsel to the Independent Trustees, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in April 2023. As part of this process, Davis Advisors provided the Independent Trustees with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. Clipper Fund, Inc. was reorganized into Clipper Funds Trust in December 2014. For this reason, the review included historical information for Clipper Fund, Inc.
In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of Clipper Fund (referred to herein as the “Fund” or “Clipper Fund”) and its shareholders.
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement
The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.
The Independent Trustees considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether:
1.
The Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in the Fund and similarly managed accounts and strategies. The Independent Trustees considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns. In addition, the Independent Trustees concluded that significant investments by Davis have contributed to the economies of scale that have lowered fees and expenses for Clipper Fund’s shareholders over time.
The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Clipper Fund’s shareholders are likely to be well served by the renewal of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must take many factors into consideration in representing the shareholders of the Clipper Fund, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

CLIPPER FUNDSM
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Reasons the Independent Trustees Approved Continuation of the Advisory Agreement − (Continued)
The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.
The Independent Trustees recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Trustees assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Trustees reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Fund, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Trustees compared the fees paid to Davis Advisors by the Clipper Fund with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Trustees noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for Clipper Fund and Davis Advisors’ other lines of business.
Clipper Fund
Davis Advisors began the day-to-day management of Clipper Fund on January 1, 2006. The Independent Trustees noted that Clipper Fund underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended March 31, 2023.
Broadridge, an independent service provider, presented a report to the Independent Trustees that compared the Fund to all Lipper retail and institutional large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2022.
The Independent Trustees also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Large-Cap Value category when measured over rolling five- and ten-year time frames. Since Davis Advisors took over management, the Fund outperformed the S&P 500® in 3 out of 13 rolling five-year time periods and outperformed the Lipper Large-Cap Value category in 7 out of 13 rolling five-year time periods, all periods ended December 31 for each year from 2010 through 2022. The Fund outperformed the S&P 500® in 0 out of 8 rolling ten-year time periods and outperformed the Lipper Large-Cap Value category in 4 out of 8 rolling ten-year time periods, all periods ended December 31 for each year from 2015 through 2022.
The Independent Trustees considered Clipper Fund’s actual management fee and total expense ratio. They observed that both were below the median of its expense universe, as determined by Broadridge. They noted that the Fund has an advisory fee

CLIPPER FUNDSM
Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Clipper Fund − (Continued)
schedule that begins at 0.55% and declines from there in a series of breakpoints. In addition, the Independent Trustees noted that the breakpoint discounts in the Fund’s advisory fee schedule would provide for the sharing by Davis Advisors with Fund shareholders of any economies of scale that may exist in the management of the Fund. They also considered that, based on its asset level, the Fund does not qualify for a breakpoint in its advisory fee. In addition, the Independent Trustees noted that the Fund’s advisory fee schedule is identical to two other open-end mutual funds that Davis Advisors serves as investment adviser and that have a higher asset level than the Fund.
Approval of Advisory Agreement
The Independent Trustees concluded that Davis Advisors had provided Clipper Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Trustees determined that the advisory fee for the Clipper Fund is reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of the Clipper Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement.

CLIPPER FUNDSM
Liquidity Risk Management Program
Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Trustees (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.
The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.
The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund's liquidity risk based on a variety of factors including the Fund's (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund's investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Fund's Board of Trustees, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2022 through March 31, 2023. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund's investment portfolio, is found in the Fund's Prospectus and Statement of Additional Information.

CLIPPER FUNDSM
Privacy Notice and Householding
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about the Fund, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Clipper Fund by phone at 1-800-432-2504. Your instructions will become effective within 30 days of your notice to the Fund.

CLIPPER FUNDSM
Trustees and Officers
For the purpose of their service as trustees to the Fund, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal. After turning 75, each Trustee will be annually reviewed by the Independent Trustees, and a majority of the Independent Trustees (with such Trustee abstaining) may request such Trustee’s resignation as of the last business day of the year.  Subject to further exceptions and exemptions that may be granted by the Independent Trustees, Trustees must retire from the Board and cease being a Trustee at the close of business on the last day of the calendar year in which the Trustee attains age 80.
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Trustees

Francisco L. Borges (11/17/51) Trustee since 2014	Partner and Co-Head, Ares Management Corp. (global alternative investment manager) since 2021; Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) until 2021.	3
Chairman and Trustee, John S. and James L. Knight
Foundation; Chairman/Director, Assured Guaranty
Ltd. (financial guaranty insurance business); Trustee,
Millbrook School; Director, Hartford Healthcare
(healthcare network); Director, Selected Funds
(consisting of two portfolios).

Lawrence E. Harris (09/16/56) Trustee/Director since 2006	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Director, Selected Funds (consisting of two portfolios).

Katherine L. MacWilliams (01/19/56) Trustee since 2014	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company).	3	Director, Selected Funds (consisting of two portfolios).

James J. McMonagle (10/01/44) Trustee since 2014 Chairman since 2015	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director/Chairman, Selected Funds (consisting of two portfolios).

Richard O’Brien (09/12/45) Trustee since 2014	Retired; Corporate Economist, HP Inc.	3	Director, Selected Funds (consisting of two portfolios).

Interested Trustees*

Andrew A. Davis (06/25/63) Trustee since 2014	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios); Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65) Trustee since 2014	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios);
Director, Davis Funds (consisting of 13 portfolios);
Lead Independent Director, Graham Holdings
Company (educational and media company); Director,
The Coca-Cola Company (beverage company);
Director, Berkshire Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Clipper Fund officer since 2021). Vice President and Secretary of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Clipper Fund officer since 2015). See description in the section on Interested Trustees.
Christopher C. Davis (born 07/13/65, Clipper Fund officer since 2005). See description in the section on Interested Trustees.
Kenneth C. Eich (born 08/14/53, Clipper Fund officer since 2005). Executive Vice President and Principal Executive Officer of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), and Selected Funds (consisting of two portfolios); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Clipper Fund officer since 2005). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Clipper Fund officer since 2023). Vice President and Chief Compliance Officer of Clipper Funds Trust (consisting of one portfolio), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

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CLIPPER FUNDSM
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 432-2504
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219167
Kansas City, Missouri 64121-9167
Overnight Address:
430 West 7th Street, Suite 219167
Kansas City, Missouri 64105-1407
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Clipper Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge, upon request, by contacting the Fund at 1-800-432-2504 and on the Fund's website at www.clipperfund.com. Quarterly Fact Sheets are available on the Fund's website at www.clipperfund.com.

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CF_SAR_2023
Investment Company Act File No. 811-21758
This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Fund’s Board of Directors has determined that independent trustee Steven N. Kearsley qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 23, 2023